UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                 December 31, 2004

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199


Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       97

Form 13F Information Table Value Total:                US $1,105,013 (thousands)


List of Other Included Managers:

No.              Form 13F File Number            Name
1                028-03222                       John Hancock Advisers, Inc.

                                                                                                             VOTING AUTHORITY
                           Title of  CUSIP      Value     Shares or   SH/  Put/  Investment      Other
Name of Issuer             Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion      Manager  SOLE       SHARED  NONE
3M COMPANY                 Com       88579Y101  26,530      323,265   SH         SHARED-DEFINED  01         281,414  160      41,691
ABBOTT LABS                Com       002824100  36,336      778,916   SH         SHARED-DEFINED  01         658,719  385     119,812
AFLAC INC                  Com       001055102   1,767       44,356   SH         SHARED-DEFINED  01          22,955    0      21,401
AIR PRODS & CHEMS INC      Com       009158106     364        6,280   SH         SHARED-DEFINED  01             650    0       5,630
ALABAMA PWR CO PFD CL      PFD       010392595     315       13,000   SH         SHARED-DEFINED  01          13,000    0           0
ALTRIA GROUP INC           Com       02209S103     866       14,172   SH         SHARED-DEFINED  01           7,994    0       6,178
AMERICAN INTL GROUP I      Com       026874107  38,131      580,646   SH         SHARED-DEFINED  01         490,601  270      89,774
ANALOG DEVICES INC         Com       032654105     652       17,660   SH         SHARED-DEFINED  01          12,300    0       5,360
AUTOMATIC DATA PROCES      Com       053015103     238        5,376   SH         SHARED-DEFINED  01           1,501    0       3,875
AVON PRODS INC             Com       054303102     350        9,043   SH         SHARED-DEFINED  01           7,863    0       1,181
BANK AMER CORP             Com       060505104  30,270      644,179   SH         SHARED-DEFINED  01         535,370  300     108,509
BANK NEW YORK INC          Com       064057102   1,810       54,156   SH         SHARED-DEFINED  01          19,972    0      34,184
BB&T CORP                  Com       054937107     388        9,220   SH         SHARED-DEFINED  01           7,420    0       1,800
BEAR STEARNS COS INC       PFD       073902876     233        4,500   SH         SHARED-DEFINED  01           4,500    0           0
BELLSOUTH CORP             Com       079860102     423       15,214   SH         SHARED-DEFINED  01           5,615    0       9,599
BP AMOCO P L C ADR SP      Com       055622104  31,154      533,455   SH         SHARED-DEFINED  01         449,555  275      83,625
BRISTOL MYERS SQUIBB       Com       110122108     277       10,806   SH         SHARED-DEFINED  01           3,950    0       6,856
CADBURY SCHWEPPES DEL      PFD       127207207     200        7,600   SH         SHARED-DEFINED  01           5,600    0       2,000
CARNIVAL PAIRED CERTI      Com       143658300     338        5,868   SH         SHARED-DEFINED  01           5,868    0           0
CHESTER VY BANCORP IN      Com       166335109   1,150       52,417   SH         SHARED-DEFINED  01           4,516    0      47,900
CHEVRONTEXACO CORPORA      Com       166764100  33,472      637,432   SH         SHARED-DEFINED  01         550,172  310      86,950
CISCO SYS INC              Com       17275R102   1,946      100,729   SH         SHARED-DEFINED  01          53,782    0      46,947
CITIGROUP CAP IX 6.00      PFD       173066200     221        8,775   SH         SHARED-DEFINED  01           1,600    0       7,175
CITIGROUP INC              Com       172967101  38,863      806,620   SH         SHARED-DEFINED  01         683,348  370     122,902
CITIGROUP INC DSH 1/5      PFD       172967705     288        5,400   SH         SHARED-DEFINED  01           5,400    0           0
COCA COLA CO               Com       191216100     279        6,706   SH         SHARED-DEFINED  01           4,046    0       2,660
COLGATE PALMOLIVE CO       Com       194162103   2,069       40,436   SH         SHARED-DEFINED  01          12,809    0      27,627
CONOCOPHILLIPS             Com       20825C104     970       11,177   SH         SHARED-DEFINED  01           1,483    0       9,694
DELL INC                   Com       24702R101     809       19,209   SH         SHARED-DEFINED  01          11,579    0       7,630
DOVER CORP                 Com       260003108  40,970      976,869   SH         SHARED-DEFINED  01         842,951  485     133,433
DU PONT E I DE NEMOUR      Com       263534109   1,989       40,549   SH         SHARED-DEFINED  01          35,708    0       4,841
DU PONT E I DE NEMOUR      PFD       263534307     247        2,712   SH         SHARED-DEFINED  01           2,712    0           0
EMERSON ELEC CO            Com       291011104  33,669      480,295   SH         SHARED-DEFINED  01         410,319  235      69,741
EXXON MOBIL CORP           Com       30231G102  49,920      973,849   SH         SHARED-DEFINED  01         838,676  420     134,753
FANNIE MAE                 Com       313586109     290        4,067   SH         SHARED-DEFINED  01           2,486    0       1,581
FLEET CAP TR VIII PFD      PFD       33889X203     455       17,050   SH         SHARED-DEFINED  01          14,050    0       3,000
GANNETT INC DEL            Com       364730101     448        5,488   SH         SHARED-DEFINED  01           1,388    0       4,100
GENERAL DYNAMICS CORP      Com       369550108  26,504      253,382   SH         SHARED-DEFINED  01         224,721  135      28,526
GENERAL ELEC CO            Com       369604103  52,330    1,433,699   SH         SHARED-DEFINED  01       1,189,867  650     243,182
GENERAL MTRS CORP SR       PFD       370442766     297       11,750   SH         SHARED-DEFINED  01           9,250    0       2,500
HARTFORD CAP III PFD       PFD       41631P204     202        7,700   SH         SHARED-DEFINED  01           7,700    0           0
HARTFORD FINL SVCS GR      Com       416515104  35,555      512,991   SH         SHARED-DEFINED  01         449,776  260      62,955
HEWLETT PACKARD CO         Com       428236103   2,183      104,091   SH         SHARED-DEFINED  01          36,203    0      67,888
HOME DEPOT INC             Com       437076102     867       20,285   SH         SHARED-DEFINED  01           9,293    0      10,992
HSBC USA INC NEW PFD       PFD       40428H201     273        5,200   SH         SHARED-DEFINED  01           5,200    0           0
I B M                      Com       459200101  33,169      336,472   SH         SHARED-DEFINED  01         284,387  150      51,935
ING GROEP NV 6.2%          PFD       456837400     244        9,600   SH         SHARED-DEFINED  01           9,600    0           0
INGERSOLL-RAND COMPAN      Com       G4776G101     265        3,295   SH         SHARED-DEFINED  01           3,295    0           0
INTEL CORP                 Com       458140100   1,485       63,469   SH         SHARED-DEFINED  01          32,183    0      31,286
JOHN HANCOCK INVT TR       MF        47803P302   1,009       51,644   SH         SHARED-DEFINED  01          50,667    0         976
JOHNSON & JOHNSON          Com       478160104  37,363      589,136   SH         SHARED-DEFINED  01         496,441  255      92,440
JOHNSON CTLS INC           Com       478366107  21,266      335,210   SH         SHARED-DEFINED  01         295,888  165      39,157
KIMBERLY CLARK CORP        Com       494368103     269        4,082   SH         SHARED-DEFINED  01           2,100    0       1,982
LEGG MASON INC             Com       524901105  20,785      283,717   SH         SHARED-DEFINED  01         255,097  155      28,465
LEGGETT & PLATT INC        Com       524660107  18,970      667,236   SH         SHARED-DEFINED  01         598,556  360      68,320
LEHMAN BROS HLDG 5.67      PFD       524908886     301        5,900   SH         SHARED-DEFINED  01           5,900    0           0
LILLY, ELI AND COMPAN      Com       532457108     369        6,501   SH         SHARED-DEFINED  01           6,151    0         350
LOWES COS INC              Com       548661107  22,098      383,713   SH         SHARED-DEFINED  01         337,135  190      46,388
MBNA CORP                  Com       55262L100  28,730    1,019,170   SH         SHARED-DEFINED  01         902,425  560     116,185
MCGRAW-HILL COMPANIES      Com       580645109  30,618      334,480   SH         SHARED-DEFINED  01         297,130  165      37,185
MEDTRONIC INC              Com       585055106  20,854      419,843   SH         SHARED-DEFINED  01         354,662  195      64,986
MERCK & CO INC             Com       589331107   1,617       50,320   SH         SHARED-DEFINED  01          49,405    0         915
MERRILL LYNCH PFD CAP      PFD       59021F206     315       11,750   SH         SHARED-DEFINED  01          11,750    0           0
MICROSOFT CORP             Com       594918104   2,706      101,255   SH         SHARED-DEFINED  01          37,694    0      63,561
MORGAN STANLEY             Com       617446448   1,876       33,785   SH         SHARED-DEFINED  01          13,855    0      19,930
NATL RURAL UTL 6.75%       PFD       637432709     422       16,250   SH         SHARED-DEFINED  01          13,750    0       2,500
OMNICOM GROUP              Com       681919106   2,267       26,884   SH         SHARED-DEFINED  01          11,369    0      15,515
ORACLE SYS CORP            Com       68389X105   1,107       80,678   SH         SHARED-DEFINED  01          35,623    0      45,055
ORASURE TECHNOLOGIES       Com       68554V108     128       19,000   SH         SHARED-DEFINED  01          19,000    0           0
PEPSICO INC                Com       713448108  35,337      676,950   SH         SHARED-DEFINED  01         572,900  330     103,720
PFIZER INC                 Com       717081103  23,997      892,416   SH         SHARED-DEFINED  01         762,133  425     129,858
PINNACLE BANKSHARES C      Com       72345E102     551       27,530   SH         SHARED-DEFINED  01          27,530    0           0
PNC FINANCIAL CORP         Com       693475105     639       11,133   SH         SHARED-DEFINED  01           4,355    0       6,778
PPG INDS INC               Com       693506107  28,250      414,472   SH         SHARED-DEFINED  01         373,880  220      40,372
PRAXAIR INC                Com       74005P104  35,566      805,579   SH         SHARED-DEFINED  01         681,465  395     123,720
PROCTER & GAMBLE COMP      Com       742718109  39,214      711,947   SH         SHARED-DEFINED  01         638,823  340      72,784
QUESTAR CORP               Com       748356102     284        5,571   SH         SHARED-DEFINED  01             170    0       5,400
SBC COMMUNICATIONS IN      Com       78387G103     434       16,822   SH         SHARED-DEFINED  01           5,481    0      11,341
SLM CORP PFD SER A 6.      PFD       78442P205     236        4,100   SH         SHARED-DEFINED  01           4,100    0           0
SOUTHERN UNION 7.55%       PFD       844030601     293       10,500   SH         SHARED-DEFINED  01          10,500    0           0
STATE STR CORP             Com       857477103  24,495      498,668   SH         SHARED-DEFINED  01         441,296  245      57,126
SYSCO CORP                 Com       871829107  28,030      734,349   SH         SHARED-DEFINED  01         616,811  360     117,178
TARGET CORP                Com       87612E106  32,552      626,847   SH         SHARED-DEFINED  01         528,057  295      98,495
TELEPHONE & DATA SYS       PFD       879433878     371       14,050   SH         SHARED-DEFINED  01          11,950    0       2,100
TEXAS INSTRS INC           Com       882508104     253       10,289   SH         SHARED-DEFINED  01          10,289    0           0
U S BANCORP                Com       902973304  27,109      865,554   SH         SHARED-DEFINED  01         757,383  450     107,721
UNITED TECHNOLOGIES C      Com       913017109  26,191      253,422   SH         SHARED-DEFINED  01         218,521  120      34,782
VANGUARD FIXED INCOME      MF        922031406     315       29,582   SH         SHARED-DEFINED  01          29,582    0           0
VERIZON COMMUNICATION      Com       92343V104   1,064       26,258   SH         SHARED-DEFINED  01           9,024    0      17,234
VIACOM INC CL A            Com       925524100     247        6,665   SH         SHARED-DEFINED  01             435    0       6,230
VIRGINIA PWR CAP 7.37      PFD       928083203     296       11,000   SH         SHARED-DEFINED  01          10,700    0         300
WACHOVIA GROUP             Com       929903102   2,068       39,321   SH         SHARED-DEFINED  01           9,104    0      30,217
WAL MART STORES INC        Com       931142103  22,579      427,472   SH         SHARED-DEFINED  01         369,229  200      58,044
WELLS FARGO & CO NEW       Com       949746101  28,174      453,321   SH         SHARED-DEFINED  01         377,633  220      75,468
WILEY JOHN & SONS INC      Com       968223206     455       13,067   SH         SHARED-DEFINED  01               0    0      13,067
WILMINGTON TR CORP         Com       971807102     236        6,520   SH         SHARED-DEFINED  01               0    0       6,520
WYETH                      Com       983024100     636       14,925   SH         SHARED-DEFINED  01           3,095    0      11,830